Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 367.9	€ 380.6
Other intangible assets	1,606.0	790.4
Property, plant and equipment	1,080.9	935.3
Right-of-use assets	210.2	248.1
Contract assets	2.0	9.8
Other financial assets	2,554.2	1,254.0
Other non-financial assets	7.3	26.3
Deferred tax assets	13.5	81.7
Total non-current assets	5,842.0	3,726.2
Current assets
Inventories	110.7	283.3
Trade and other receivables	924.2	1,463.9
Contract assets	8.1	10.0
Other financial assets	7,201.8	7,021.7
Other non-financial assets	173.8	212.7
Income tax assets	52.6	50.0
Cash and cash equivalents	7,675.4	9,761.9
Total current assets	16,146.6	18,803.5
Total assets	21,988.6	22,529.7
Equity
Share capital	259.0	248.6
Capital reserve	2,473.3	1,398.6
Treasury shares	(7.7)	(8.6)
Retained earnings	17,961.9	19,098.0
Other reserves	(1,462.3)	(1,325.5)
Total equity	19,224.2	19,411.1
Non-current liabilities
Lease liabilities, loans and borrowings	215.2	214.7
Other financial liabilities	94.9	46.9
Provisions	35.5	20.9
Contract liabilities	88.0	183.0
Other non-financial liabilities	104.2	87.5
Deferred tax liabilities	84.3	42.4
Total non-current liabilities	622.1	595.4
Current liabilities
Lease liabilities, loans and borrowings	52.2	39.5
Trade payables and other payables	534.9	426.7
Other financial liabilities	351.7	1,443.4
Income tax liabilities	65.6	4.5
Provisions	145.3	144.8
Contract liabilities	754.9	294.9
Other non-financial liabilities	237.7	169.4
Total current liabilities	2,142.3	2,523.2
Total liabilities	2,764.4	3,118.6
Total equity and liabilities	€ 21,988.6	€ 22,529.7